Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
16. Related Party Transactions
The Company had not historically operated as a standalone business prior to the Separation, and as a result had various existing arrangements with MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of such services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.
Non-Broker-Dealer Transactions
The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Income	$(606)	$(280)	$(178)
Expense	$378	$332	$802

The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

	December 31,
	2017	2016
	(In millions)
Assets	$2,907	$4,805
Liabilities	$2,178	$7,763

The material arrangements between the Company and MetLife are as follows:
Reinsurance Agreements
The Company has reinsurance agreements with certain of MetLife, Inc.’s subsidiaries. See Note 5 for further discussion of the related party reinsurance agreements.
Financing Arrangements
Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as a collateral financing arrangement with a third party that involved MetLife, Inc. See Note 9 for more information.
Investment Transactions
Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 6 for further discussion of the related party investment transactions.
Shared Services and Overhead Allocations
MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for these services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other expenses, were $390 million, $868 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.
Employee Matters Agreement
On August 4, 2017, an employee matters agreement (“EMA”) between Brighthouse Financial, Inc. and MetLife, Inc. became effective. Under this agreement, MetLife, Inc. has agreed to reimburse Brighthouse Financial, Inc. on an annual basis for any and all payments of benefits required by underfunded plans made by any legal entity owned by Brighthouse Financial, Inc. related to certain NELICO employee benefit plan liabilities. At December 31, 2017, the Company’s receivable from MetLife, Inc. under the EMA was $192 million, and is included in premiums, reinsurance and other receivables.
Broker-Dealer Transactions
Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company’s existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company’s variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.
The following table summarizes income and expense from transactions with MetLife broker-dealers for the years indicated:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Fee income	$43	$216	$235
Commission expense	$129	$649	$652

The following table summarizes assets and liabilities from transactions with MetLife broker-dealers at:

	December 31,
	2017	2016
	(In millions)
Fee income receivables	$—	$21
Secured demand notes	$—	$20